Goodwill, Spectrum Licenses and Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Spectrum Licenses and Other Intangible Assets
Note 5 – Goodwill, Spectrum Licenses and Other Intangible Assets

Goodwill

There were no changes in carrying values of goodwill for the years ended December 31, 2016 and 2015.

Spectrum Licenses

The following table summarizes our spectrum license activity:

(in millions)	December 31, 2016	December 31, 2015
Spectrum licenses, beginning of year	$23,955	$21,955
Spectrum license acquisitions	3,334	2,615
Spectrum licenses transferred to held for sale	(324)	(727)
Costs to clear spectrum	49	112
Spectrum licenses, end of year	$27,014	$23,955

We had the following spectrum license transactions during 2016:

•
We closed on the agreement with AT&T Inc. for the acquisition and exchange of certain spectrum licenses.  Upon closing of the transaction during the first quarter of 2016, we recorded the spectrum licenses received at their estimated fair value of approximately $1.2 billion and recognized a gain of $636 million included in Gains on disposal of spectrum licenses in our Consolidated Statements of Comprehensive Income.

•
We closed on agreements with multiple third parties for the purchase and exchange of certain spectrum licenses for $1.3 billion in cash.  Upon closing of the transactions, we recorded spectrum licenses received at their estimated fair values totaling approximately $1.7 billion and recognized gains of $199 million included in Gains on disposal of spectrum licenses in our Consolidated Statements of Comprehensive Income.

•	We closed on an agreement with a third party for the purchase of certain spectrum licenses covering approximately 11 million people for approximately $420 million during the fourth quarter of 2016.

•
We entered into an agreement with a third party for the exchange of certain spectrum licenses, which is expected to close in the first half of 2017. Our spectrum licenses to be transferred as part of the exchange transaction were reclassified as assets held for sale and were included in Other current assets in our Consolidated Balance Sheets at their carrying value of $86 million as of December 31, 2016.

We had the following spectrum license transactions during 2015:

•
Upon conclusion of the 2014 Advanced Wireless Services (“AWS”) auction, we were awarded AWS spectrum licenses covering approximately 97 million people for an aggregate bid price of approximately $1.8 billion.

•
We closed on the agreement with Verizon Communications Inc. for the exchange of certain spectrum licenses. Upon closing of the transaction, we recorded the spectrum licenses received at their estimated fair value of $311 million and recognized a non-cash gain of $139 million included in Gains on disposal of spectrum licenses in our Consolidated Statements of Comprehensive Income.

•
We closed on agreements with multiple third parties for the purchase and exchange of certain spectrum licenses for $459 million in cash.  Upon closing of the transactions, we recorded spectrum licenses received at their estimated fair values totaling approximately $530 million and recognized gains of $24 million included in Gains on disposal of spectrum licenses in our Consolidated Statements of Comprehensive Income.

•
We entered into multiple agreements with third parties for the exchange of certain spectrum licenses. Our spectrum licenses to be transferred as part of the exchange transaction were reclassified as assets held for sale and were included in Other current assets in our Consolidated Balance Sheets at their carrying value of $554 million as of December 31, 2015.

Goodwill and Other Intangible Assets Impairment Assessments

Our impairment assessment of goodwill and indefinite-lived intangible assets (spectrum licenses) resulted in no impairment as of December 31, 2016 and 2015.

Other Intangible Assets

The components of intangible assets were as follows:

	Useful Lives	December 31, 2016			December 31, 2015
(in millions)		Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists	Up to 6 years	$1,104	$(894)	$210	$1,104	$(719)	$385
Trademarks and patents	Up to 12 years	303	(156)	147	300	(115)	185
Other	Up to 28 years	50	(31)	19	51	(27)	24
Other intangible assets		$1,457	$(1,081)	$376	$1,455	$(861)	$594

Amortization expense for intangible assets subject to amortization was $220 million, $276 million and $333 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The estimated aggregate future amortization expense for intangible assets subject to amortization are summarized below:

(in millions)	Estimated Future Amortization
Year Ending December 31,
2017	$163
2018	104
2019	52
2020	34
2021	14
Thereafter	9
Total	$376